SHARE-BASED COMPENSATION Tables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
The following table summarizes our stock option activity for the years ended December 31, 2018, 2017 and 2016:

	Stock Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2016	1,919,628	$2.34
Granted	461,808	$3.66	$1.67
Exercised	—	$—
Forfeited	(502,128)	$2.08
Outstanding at December 31, 2016	1,879,308	$2.73		4.6	$2.1
Granted	99,396	$8.86	$4.11
Exercised	—	$—
Forfeited	(1,224)	$3.39
Outstanding at December 31, 2017	1,977,480	$3.04		5.2	$21.8
Granted	—	$—	$—
Exercised	(500,924)	$1.46			$4.0
Forfeited	(31,224)	$4.03	$1.84
Outstanding at December 31, 2018	1,445,332	$3.56		3.7	$8.6

Options exercisable at December 31, 2018	1,150,972	$1.90		2.7	$7.2

Schedule of Restricted Stock Activity
A summary of the activity of unvested RSUs for the years ended December 31, 2018 and 2017 is presented in the following table:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
January 1, 2017	—	—
Granted	1,516,241	$14.00
Vested	—	—
Forfeited	—	—
December 31, 2017	1,516,241	$14.00
Granted	73,663	$18.20
Vested	(508,126)	$14.00
Forfeited	(21,428)	$14.00
December 31, 2018	1,060,350	$14.29

Share-based Compensation Expense
Share-based compensation expense included in the Consolidated Statements of Operations as a component of Corporate expenses is summarized in the following table:

(in thousands)	2018	2017	2016
Pre-tax share-based compensation expense	$8,210	$965	$1,148
Income tax benefit	(2,217)	(386)	(459)
Total share-based compensation expense, net of tax	$5,993	$579	$689